Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Current:
Federal	$ 1,255	$ 342,216
State and local	528	144,399
Total current	1,783	486,615
Total provision for income taxes	$ 1,783	$ 486,615